Income Taxes (Details Narrative) - Successor [Member] - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023
Income tax benefit/(provision)	$ 159	$ 981	$ 2,541	$ 366	$ 3,572
Effective tax rate	(2.94%)			(3.39%)	6.76%